CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,863,113)	$ (41,077,304)	$ (176,101,494)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	297	838	21,118
Investment loss for disposal of subsidiaries	0	0	164,098,554
Property and equipment written off	0	24,718	0
Provision for lease payment receivables	2,258,060	9,495,002	19,379,086
Provision for other assets	0	3,017,816	0
Deferred tax expense (benefit)	0	26,108,436	(4,255,391)
Changes in assets and liabilities:
Net investment in direct financing leases	(194,077)	5,887,016	(7,116,662)
Interest receivable		0	0
Other assets	186,571	(628,927)	180,508
Lease receivable in lease agency transaction	0	2,085,456	(92,689)
Interest payable	0	(8,874)	(12,629)
Income tax payable	0	(1,518,019)	256,030
Deposits from direct financing leases	115,404	(3,649,836)	42,663
Other liabilities	704,781	250,671	489,490
Net Cash Used in Operating Activities from Discontinued Operation		0	0
Net Cash Provided by (Used in) Operating Activities	207,923	(13,007)	(3,111,416)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturities of investment securities		0	0
Deposits paid to banks for financial leasing services		0	0
Purchase of property and equipment	(1,300)	0	(843)
Withdrawal of pledged bank deposits		0	0
Net Cash Used in Investing Activities from Discontinued Operation		0	0
Net cash paid for purchases of subsidiaries and other business units	(69,594)	0	0
Net Cash Used in Investing Activities	(70,894)	0	(843)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of loans	0	0	(699,469)
Net Cash Used in Financing Activities	0	0	(699,469)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM CONTINUING OPERATION	(6,116)	2,817	3,780,236
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM (DISPOSAL GROUP)/DISCONTINUED OPERATION	0	(7,553,701)	(221,827)
NET INCREASE/(DECREASE) CASH FROM CONTINUING OPERATION	130,913	(10,190)	(31,492)
NET (DECREASE) AND INCREASE IN CASH FROM (DISPOSAL GROUP)/DISCONTINUED OPERATION	0	(7,553,701)	(221,827)
Cash and cash equivalents at beginning of year	28,630	38,820	70,312
Cash and cash equivalents at beginning of year-disposal groups	0	7,553,701	7,775,528
Cash and cash equivalents at end of year	159,543	28,630	38,820
Cash and cash equivalents at end of year-disposal groups	0	0	7,553,701
Continuing Operation
Cash paid for income taxes		0	0
Cash paid for interest expense	$ 0	11,181	11,966
Discontinued Operation
Cash paid for income taxes		0	0
Cash paid for interest expense		$ 0	$ 0